SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Mar. 10, 2026	Jan. 30, 2026	Jun. 26, 2025
Number of shares issued, shares			153,351
Square Gate Capital Master Fund, LLC [Member]
Reverse Stock Split description	Company executed a 3:1 reverse stock split affecting both the authorized and issued and outstanding amounts of its Common Stock and Preferred Stock
Number of warrants issued		62,124
Number of shares issued, shares		35,342
Aggregate value of shares and prefunded warrants		$ 500,000
Legal fees		$ 35,000
Exercise price of warrants		$ 0.003